Institutional Class Prospectus | GuideMark(SM) Global Real Return Fund | Institutional Shares
GuideMark(SM) Global Real Return Fund
Investment Objective
The GuideMarkSM Global Real Return Fund (the “Fund”) seeks to achieve real return consisting of capital appreciation and current income.  Real return is defined as total return (consisting of capital appreciation and current income) reduced by the expected impact of inflation.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Class Prospectus GuideMark(SM) Global Real Return Fund Institutional Shares
Management Fees		0.65%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.23%
Acquired Fund Fees and Expenses	[1]	0.46%
Total Annual Fund Operating Expenses	[1]	1.34%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the Prospectus which reflects the operating expenses of the Funds and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Prospectus GuideMark(SM) Global Real Return Fund Institutional Shares	136	425	734	1,613

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 35.26% of the average value of its portfolio.

Principal Investment Strategies of the Fund
In seeking real return, under normal circumstances, the Fund invests at least 80% of its assets in exchange-traded products (“ETPs”) that provide exposure to four “real return” asset classes:  commodities and commodity-related securities, natural resource equity securities, real estate investment trusts (“REITs”) and other real estate-related investments, and inflation-protected debt securities.  The Fund’s sub-advisor intends to manage the portfolio tactically using a combination of ETPs, including exchange-traded funds (“ETFs”), commodity pools or trusts and/or passively managed index funds (“Underlying Funds”), and may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).  The Fund’s investments are expected to provide global exposure through investment in U.S. and international securities, including developing markets.

Commodities/Natural Resources.  Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals.  The Fund’s investments in Underlying Funds provide exposure to the commodities markets directly through investment in physical commodities, as well as indirectly through equity investments in commodity-related and natural resource-oriented industries.  The Underlying Funds, or the Fund, may invest in commodity-linked or commodity index-linked derivative instruments such as commodity options contracts, futures contracts, options on futures contracts and commodity-linked notes and swap agreements.

Real Estate-Related Securities.  The Fund’s investment in Underlying Funds provides exposure, primarily through REITs, to domestic and foreign companies that are primarily engaged in the real estate industry (real estate companies).

Inflation-Protected Debt Securities.  Inflation-protected debt securities are fixed income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation.  With respect to this portion of its portfolio, the Fund will invest in Underlying Funds that hold U.S. Treasury Inflation Protected Securities (“TIPS”) as well as foreign currency-denominated inflation-protected securities.

The Fund’s basic strategic target allocation mix is approximately as follows: 20% commodities, 35% natural resource equities, 20% real estate, and 25% inflation-protected debt securities.  Tactical decisions to overweight or underweight a particular asset class, or to invest in sub-categories within an asset class, are made in an effort to add value relative to the basic strategic target allocations.

Although the sub-advisor will invest new assets and reinvest dividends based on the target allocations at such time, the Fund’s allocations could change substantially over time as the Underlying Funds’ asset values change due to market movements, and due to portfolio management decisions.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investment in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Pooled Investment Vehicle Risk: Pooled investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the underlying pooled investment vehicle and may be higher than other mutual funds that invest directly in stocks and bonds.  Underlying pooled investment vehicles are subject to specific risks, depending on the nature of the vehicle.

Commodities Risk:   The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Agricultural Sector Risk:  Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting the agricultural sector and related industries, could adversely related investments.

Energy Sector Risk:  Energy companies typically develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

Metal and Mining Sector Risk:  The metals and mining sector can be significantly affected by events relating to international political and economic developments, energy conservation, resource availability, the success of exploration projects, commodity prices, and tax and other government regulations.

Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which would result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Credit Risk:  Individual issues of fixed income securities, such as ETNs, may be subject to the credit risk of the issuer.  The issuer of a fixed income security may experience financial problems, causing it to be unable to meet its payment obligations.

Performance
The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for the period ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEMARK SM GLOBAL REAL RETURN FUND - INSTITUTIONAL SHARES Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares (as of June 30, 2013) was -8.25%.

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	6.74%
Worst Quarter:	Quarter ended June 30, 2012	-4.71%

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Returns Institutional Class Prospectus GuideMark(SM) Global Real Return Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Shares	Return Before Taxes	9.39%	(3.12%)	Apr. 29, 2011
Institutional Shares After Taxes on Distributions	Return After Taxes on Distributions	9.10%	(3.56%)
Institutional Shares After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	6.30%	(2.82%)
Institutional Shares Barclays U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)	Barclays U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)	6.98%	9.32%	Apr. 29, 2011
Institutional Shares Global Real Return Blended Index (reflects no deduction for fees, expenses or taxes)	Global Real Return Blended Index (reflects no deduction for fees, expenses or taxes)	7.88%	(3.08%)	Apr. 29, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.